Summary of Significant Accounting Policies, Property and Equipment (FY) (Details)	12 Months Ended
Dec. 31, 2020
Minimum
Property and Equipment [Abstract]
Property and equipment useful life	3 years
Maximum
Property and Equipment [Abstract]
Property and equipment useful life	10 years